NOTE 5 - INCOME TAXES - Reconciliation of Income Taxes (Details) - Transitional Period [Member] - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Income Tax Expense (Benefit)	$ 33,490	$ 82,472
State minimum tax valuation allowance	(33,490)	(82,472)
Tax Adjustments, Settlements, and Unusual Provisions